Income Taxes (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of unrecognized tax benefits [Abstract]
Unrecognized tax benefits - January 1	$ 309	$ 1,640
Gross increases - tax positions in prior period
Gross decreases - tax positions in prior period		(1,331)
Unrecognized tax benefits - December 31	$ 309	$ 309